PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of cash flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (28,058)	¥ (195,347)	¥ (38,591)	¥ 26,732
Net cash generated from (used in) investing activities	(153,913)	(1,071,507)	(1,000,355)	(313,010)
Net cash generated from(used in) financing activities	73,726	513,268	1,203,042	189,899
Cash at beginning of the year		404,742
Cash at end of the year	10,674	74,307	404,742
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(4,520)	(31,460)	(5,024)	(89,751)
Net cash generated from (used in) investing activities	44,775	311,716	294,551	(21,452)
Net cash generated from(used in) financing activities	(40,289)	(280,483)	(284,824)	127,106
Exchange rate effect on cash	7	45	(7,085)	(35,017)
Net decrease in cash	(27)	(182)	(2,382)	(19,114)
Cash at beginning of the year	105	722	3,104	22,218
Cash at end of the year	$ 78	¥ 540	¥ 722	¥ 3,104